Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
38. Subsequent Events
The Company has evaluated subsequent events from the date of the consolidated financial statements of December 31, 2022 through August 18, 2023, the date these consolidated financial statements were issued. No events or transactions were identified that would have an impact on the financial position as of December 31, 2022 or results of operations of the Company for the year ended December 31, 2022, except as follows:
Discontinued Operations
In 2022 and 2023, the Company reevaluated the business strategy and implemented a series of transformational actions to restructure the organization into a modern retirement solutions platform. This plan included the wind-down of the previously reported Mortgage Originations segment and sale of the previously reported Commercial Originations and Lenders Services segments as further discussed below. This constitutes a strategic shift that has or will have a major effect on our operations and financial results. As such, the results of our previously reported Mortgage Originations, Commercial Originations, and Lenders Services segments are reported as discontinued operations for all periods presented, in accordance with ASC 205.
Mortgage Originations Segment
On October 20, 2022, the Board of the Company authorized a plan to discontinue the operations of the Company’s previously reported Mortgage Originations segment, other than the Home Improvement channel. The Disposition commenced in the fourth quarter of 2022 and was completed on February 28, 2023. The operations of the Home Improvement channel are now reported as part of the Company's Retirement Solutions segment.
Lender Services Segment
On February 1, 2023, the Company's indirect subsidiary, Incenter, entered into an agreement to sell one hundred percent of (i) the issued and outstanding shares of capital stock of ANTIC, a direct subsidiary of Incenter and an indirect subsidiary of the Company, and (ii) the issued and outstanding membership interests of BNT, a direct subsidiary of Incenter and an indirect subsidiary of the Company. The closing of the ANTIC and BNT sale was completed on July 3, 2023. The Company has historically included the operations of ANTIC and BNT in its previously reported Lender Services operating segment.
On March 30, 2023, the FoA Equity Board authorized a plan to sell assets making up the remainder of the Company's previously reported Lender Services operating segment, with the exception of its Incenter Solutions LLC operating service subsidiary. The operations of Incenter Solutions LLC are now reported as part of the Company's Corporate and Other segment. The Company sold the remainder of the assets on June 30, 2023 in two separate transactions for an aggregate consideration of $17.5 million which includes $4.8 million in cash and a $12.7 million note receivable.
Commercial Originations Segment
On February 19, 2023, the Company’s indirect subsidiary, FAH, entered into an agreement to sell certain operational assets of FAM, operating as FACo. This transaction closed on March 14, 2023. The Company has historically included the operations of FACo in its previously reported Commercial Originations operating segment. This transaction did not include FACo’s financial assets as of closing, comprised of loans and securitization assets, which will continue to be sold or otherwise paid in full or liquidated in the ordinary course of business. Following the closing of the FACo transaction, FAM no longer operates in the business of originating business purpose loans to residential real estate investors.
Related-Party Promissory Note
On January 31, 2023, FoA Equity entered into an amendment to its revolving Working Capital Promissory Notes dated June 14, 2019 with certain funds affiliated with Blackstone Inc. and an entity controlled by Brian L. Libman, to increase the aggregate commitments for revolving borrowings thereunder from $50.0 million to $60.0 million and to extend their maturity from July 31, 2023 to October 31, 2023. Additionally, on March 13, 2023, FoA Equity entered into a subsequent amendment to its revolving Working Capital Promissory Notes to extend their maturity from October 31, 2023 to May 15, 2024. The additional liquidity and extended term provides investment capital for growth initiatives and strategic opportunities currently in process by the Company, as well as other general corporate purposes. The Working Capital Promissory Notes, which are structured with simultaneous draw and paydown terms, are secured by certain tangible assets of the Borrower and bear interest at rate per annum equal to 6.5%. Further, on August 8, 2023, FoA Equity entered into amendments to its revolving working capital promissory notes dated June 14, 2019 (as amended, the “Promissory Notes”) with certain funds affiliated with Blackstone Inc. and an entity controlled by Brian L. Libman, to extend their maturity from May 15, 2024 to November 30, 2024, increase their interest rate from 6.5% per annum to 10% per annum and provide for a future additional increase of their interest rate to 15% per annum effective May 15, 2024.
AAG Transaction
On December 6, 2022, the Company entered into an agreement described above as the AAG Transaction, which closed on March 31, 2023. The Company completed the acquisition of the assets and liabilities associated with the AAG Transaction for a total purchase consideration of $215.4 million.
The Company has determined that the AAG Transaction should be considered an asset acquisition, because substantially all of the fair value of the acquired assets was concentrated in a single group of similar assets. Under the accounting for asset acquisitions, the acquisition is recorded using a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the assets acquired and liabilities assumed. Acquisition-related transaction costs are capitalized as a component of the cost of the assets acquired. Consequently, no goodwill was recognized as part of this transaction.
On March 31, 2023, in conjunction with the closing of the AAG Transaction, 21,739,132 shares of Company Class A Common Stock were issued to the Investors for $30.0 million. Refer to Note 33 - Related-Party Transactions for additional information.